Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 909,034	$ 139,316	¥ 736,814
Non-current loan	0	0	880,278
Variable Interest Entities
Variable Interest Entity [Line Items]
Long-term loans, current portion	937,782	143,721	732,213
Non-current loan			937,782
Variable Interest Entities | Long-term Loan, Current Portion
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 527,000	$ 80,766	424,000
Variable Interest Entities | Long-term Loans
Variable Interest Entity [Line Items]
Non-current loan			¥ 527,000